August 2, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

ATTN:    Office of Filings, Information and Consumer Services

RE:      Tweedy, Browne Fund Inc. (the "Trust")
         File Nos:  33-57724 and 811-7458
         --------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust does not differ from that contained in Post-Effective Amendment No. 16 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on July 27, 2004 as Accession No. 0001206774-04-000715.

     Any comments on this filing should be directed to the undersigned at
(617) 338-4418.

     Please return an electronic transmittal as evidence of your receipt of this filing.


                                                      Very truly yours,
                                                      /s/Amy F. Puffer/s/
                                                      Amy F. Puffer
                                                      Regulatory Administration